Basis of measurement	12 Months Ended
Dec. 31, 2022
Basis of measurement [Abstract]
Basis of measurement
35	Basis of measurement
The consolidation financial statements have been prepared on the historical cost basis except for financial assets measured at FVPL, which are measured on an alternative basis on each reporting date.

-	preference share liabilities – conversion feature (see note 36(K)(ii));

-	convertible securities (see note 36(J)(iv));

-	financial assets at FVTPL (see note 36(J)); and

-	warrant liabilities (see note 36(J)).